Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2026
Other Non-Current Assets [Abstract]
Schedule of Other Non Current Assets

Other non-current assets consisted of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Prepaid service expenses(1)	4,931,108	-
Prepayments for purchase of building and renovation(2)	-	10,980,605
Total	4,931,108	10,980,605

(1)	The balance represented the prepayment related to the strategic consulting services with further details disclosed in Note 4 (2).

(2)	The balance consisted of prepayment for the acquisition of an office unit, parking space, and related renovations services. In July and August 2025, the Group entered into several purchase and renovation agreements for a building and a parking facilities with a total contractual consideration of RMB18,076,739. Upon delivery of the office unit and parking space and the issuance of the related real estate ownership certificate, the final total consideration was determined to be RMB17,400,605. As of June 30, 2026, the Group has made prepayments in connection with the aforementioned agreements of RMB10,980,605, which were classified as non-current assets. Subsequent to June 30, 2026, the Group paid the remaining contractual consideration of RMB6,420,000, and the total contractual consideration had been fully paid as of the date of issuance of these consolidated financial statements. As of the date of issuance of these consolidated financial statements, the Group had obtained the related real estate ownership certificate for the office unit and parking space. The renovation of the building is expected to be completed on March 31, 2027. The building would not be ready for intended use until the completion of renovation.